Organization and Business of Companies (Details Textual) (USD $)	12 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2009 Sang Heng [Member]	Sep. 30, 2009 Kings Gaming [Member]	Nov. 10, 2010 Kings Gaming [Member]	Jun. 30, 2011 Sang Lung [Member]	May 18, 2012 Jubilee Dynasty [Member]	Feb. 28, 2011 Bao Li Gaming [Member]	Sep. 05, 2012 Bao Li Gaming [Member]
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Acquire Right Percentage Of Profits					100.00%		100.00%		100.00%
Maximum Commission Percentage			1.25%	1.25%		1.25%		1.25%
Agreement Renewal Period	one year